Other operating income and expenses - Schedule of other operating income (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Other Operating Income [Abstract]
Other income for services	$ 763	$ 2,699	$ 3,924	$ 3,165
Bargain purchase on business combination			1,383
Surplus Gas Injection Compensation (SGIC)	291
Other	186		266
Total other operating income	$ 1,240	$ 2,699	$ 5,573	$ 3,165